Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Of Assets Measured And Recognized At Fair Value On A Recurring Basis
The following tables reflect the fair value of assets measured and recognized at fair value on a recurring basis in the consolidated balance sheets at March 31, 2016 and December 31, 2015.

(in thousands)	March 31, 2016	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$12,579	$—	$12,579	$—
Corporate bonds	11,327	—	11,327	—
Mortgage-backed securities -
Agency	150,769	—	150,769	—
Asset-backed securities	23,028	—	23,028	—
Equity securities	1,413	1,314	—	99
Total investment securities
available for sale	199,116	1,314	197,703	99
Derivative loan commitments	1,151	—	—	1,151
Interest rate swaps	2,604	—	2,604	—
Total assets	$202,871	$1,314	$200,307	$1,250

Liabilities
Interest rate swaps	$2,604	$—	$2,604	$—
Total liabilities	$2,604	$—	$2,604	$—

(in thousands)	December 31, 2015	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$13,072	$—	$13,072	$—
Corporate bonds	11,190	—	11,190	—
Mortgage-backed securities -
Agency	149,199	—	149,199	—
Asset-backed securities	23,292	—	23,292	—
Equity securities	1,421	1,322	—	99
Total investment securities
available for sale	198,174	1,322	196,753	99
Derivative loan commitments	1,020	—	—	1,020
Interest rate swaps	1,219	—	1,219	—
Total assets	$200,413	$1,322	$197,972	$1,119

Liabilities
Interest rate swaps	$1,219	$—	$1,219	$—
Total liabilities	$1,219	$—	$1,219	$—

Rollforward Of Fair Value By Level And Categorized With Level 3
The following table shows a rollforward of recurring fair value measurements categorized within Level 3 of the fair value hierarchy for the three months ended March 31, 2016 and 2015.

	Activity in Level 3		Activity in Level 3
	Fair Value Measurements		Fair Value Measurements
(in thousands)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	Investment Securities Available for Sale	Derivative Loan Commitments	Investment Securities Available for Sale	Derivative Loan Commitments

Description
Beginning of period balance	$99	$1,020	$280	$472
Unrealized gains included in:
Earnings	—	—	—	—
Other comprehensive income	—	—	—	—
Purchases	—	—	9	—
Sales	—	—	—	—
Issuances	—	131	—	743
Settlements	—	—	—	—
End of period balance	$99	$1,151	$289	$1,215

Carrying Amount For Impaired Loans
The following tables reflect the fair value of assets measured and recognized at fair value on a nonrecurring basis in the consolidated balance sheets at March 31, 2016 and December 31, 2015.

	Assets Measured at Fair Value	Fair Value Measurements at
		March 31, 2016 Using
(in thousands)		Level 1	Level 2	Level 3
Impaired loans	$54,146	$—	$—	$54,146
Other real estate owned
and repossessed assets	8,661	—	—	8,661

	Assets Measured at Fair Value	Fair Value Measurements at
		December 31, 2015 Using
		Level 1	Level 2	Level 3
Impaired loans	$55,279	$—	$—	$55,279
Other real estate owned
and repossessed assets	12,409	—	—	12,409

Carrying Values For Foreclosed Real Estate And Repossessed Assets
The following table presents the significant unobservable inputs used to value the Company’s material Level 3 assets; these factors represent the significant unobservable inputs that were used in measurement of fair value.

(in thousands except for percentages)		Significant Unobservable	Significant Unobservable
	Fair Value at	Inputs by	Inputs as of
Type	March 31, 2016	Valuation Technique	March 31, 2016
Derivative loan commitments	$1,151	Pull through rate	83%
		Percentage of loans that will
		ultimately close
Impaired loans	54,146	Appraised value	11%
		Average discounts to reflect current
		market conditions, ultimate collectability,
		and estimated costs to sell
Other real estate owned	8,661	Appraised value	11%
		Weighted average discounts to reflect
		current market conditions, abbreviated
		holding period, and estimated costs to sell

Schedule of Carrying Amounts And Fair Values Of Those Financial Instruments That Are Not Recorded At Fair Value
The carrying amounts and fair values of those financial instruments that are not recorded at fair value, or have carrying amounts that approximate fair value, at March 31, 2016 and December 31, 2015 were as follows.

	March 31, 2016
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,499,616	$1,514,312	$—	$—	$1,514,312
Financial Liabilities:
Deposits	1,684,258	1,674,489	—	1,674,489	—
FHLB borrowings	11,000	10,959	—	10,959	—
Other borrowings	29,811	56,703	—	56,703	—

	December 31, 2015
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,518,318	$1,525,606	$—	$—	$1,525,606
Financial Liabilities:
Deposits	1,705,145	1,678,886	—	1,678,886	—
FHLB borrowings	25,000	25,000	—	25,000	—
Other borrowings	29,689	56,703	—	56,703	—

(1)Carrying amount and fair value includes impaired loans.  Carrying amount and fair value are net of the allowance for loan losses.